UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

HEARTLAND SELECT VALUE - SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCKS (96.1%)	SHARES	VALUE
Aerospace & Defense (3.9%)
Goodrich Corp.	168,000	$6,365,520
General Dynamics Corp.	85,000	3,535,150

		9,900,670
Auto Components (2.6%)
Johnson Controls, Inc.	300,000	3,600,000
Gentex Corp.	300,000	2,988,000

		6,588,000
Capital Markets (7.2%)
The Bank of New York Mellon Corp.	263,000	7,429,750
Raymond James Financial, Inc.	353,000	6,954,100
Franklin Resources, Inc.(c)	75,000	4,040,250

		18,424,100
Chemicals (3.8%)
Agrium, Inc.	150,000	5,368,500
PPG Industries, Inc.	120,000	4,428,000

		9,796,500
Commercial Banks (4.2%)
Investors Bancorp, Inc.(a)	555,426	4,704,458
Marshall & Ilsley Corp.	650,000	3,659,500
PNC Financial Services Group, Inc.	80,000	2,343,200

		10,707,158
Communications Equipment (2.3%)
ADTRAN, Inc.	365,000	5,916,650

Diversified Consumer Services (2.9%)
H&R Block, Inc.	400,000	7,276,000

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	207,000	5,216,400

Electrical Equipment (3.5%)
ABB, Ltd. (ADR)	640,000	8,921,600

Electronic Equipment & Instruments (7.6%)
Avnet, Inc.(a)	330,000	5,778,300
Benchmark Electronics, Inc.(a)	450,000	5,040,000
Plexus Corp.(a)	350,000	4,837,000
Tyco Electronics, Ltd.	350,000	3,864,000

		19,519,300
Energy Equipment & Services (3.1%)
ShawCor Ltd. (Class A) (CAD)(b)	300,000	4,608,978
Helmerich & Payne, Inc.	150,000	3,415,500

		8,024,478
Food & Staples Retailing (5.1%)
Walgreen Co.	280,000	7,268,800
Safeway, Inc.	290,000	5,855,100

		13,123,900
Food Products (4.2%)
Hormel Foods Corp.	200,000	6,342,000
Smithfield Foods, Inc.(a)	450,000	4,257,000

		10,599,000
Health Care Equipment & Supplies (7.0%)
Covidien, Ltd.	210,000	6,980,400
Hospira, Inc.(a)	200,000	6,172,000
Stryker Corp.	135,000	4,595,400

		17,747,800
Health Care Providers & Services (1.8%)
Humana, Inc.(a)	175,000	4,564,000

Insurance (2.8%)
Unum Group	425,000	5,312,500
Brown & Brown, Inc.	100,000	1,891,000

		7,203,500

Machinery (1.6%)
Timken Co.	300,000	4,188,000

Metals & Mining (3.4%)
IAMGOLD Corp. (CAD)(b)	550,000	4,746,193
Alcoa, Inc.	550,000	4,037,000

		8,783,193
Multiline Retail (2.8%)
Kohl’s Corp.(a) (c)	170,000	7,194,400

Multi-Utilities (3.8%)
MDU Resources Group, Inc.	330,000	5,326,200
Integrys Energy Group, Inc.	165,000	4,296,600

		9,622,800
Oil, Gas & Consumable Fuels (8.4%)
Southern Union Co.	440,000	6,696,801
Anadarko Petroleum Corp.	150,000	5,833,500
Frontier Oil Corp.	350,000	4,476,500
ConocoPhillips Co.	70,000	2,741,200
St. Mary Land & Exploration Co.	125,000	1,653,750

		21,401,751
Pharmaceuticals (5.0%)
Wyeth	150,000	6,456,000
Johnson & Johnson	119,000	6,259,400

		12,715,400
Professional Services (0.5%)
Manpower, Inc.	43,000	1,355,790

Road & Rail (2.7%)
Werner Enterprises, Inc.	450,000	6,804,000

Semiconductors (3.9%)
Intel Corp.	350,000	5,267,500
MEMC Electronic Materials, Inc.(a)	280,000	4,617,200

		9,884,700

TOTAL COMMON STOCKS (Cost $318,617,073)		$245,479,090

SHORT-TERM INVESTMENTS (3.1%)	INTEREST RATE	PAR AMOUNT	VALUE

U.S. Treasury Bills (3.1%)
U.S. Treasury Bills, Discount Notes, 5/15/09	0.080%-0.163%	$8,000,000	$7,998,560

TOTAL SHORT-TERM INVESTMENTS (Cost $7,998,876)			7,998,560

TOTAL INVESTMENTS - (99.2%) (Cost $326,615,949)			253,477,650
Other assets and liabilities, net - (0.8%)			1,928,619

NET ASSETS - (100.0%)			$255,406,269

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Foreign-denominated security.
(c)	All or a portion of the Security is pledged as collateral on written options. See Note 2(g) in Notes to Quarterly Schedule of Investments.

Common Abbreviations:

(ADR) American Depositary Receipt.

(CAD) Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

HEARTLAND VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCKS (93.2%)	SHARES	VALUE
Aerospace & Defense (3.2%)
Triumph Group, Inc.	500,000	$19,100,000

Auto Components (0.9%)
Superior Industries International, Inc.	450,000	5,332,500

Capital Markets (0.9%)
BGC Partners, Inc. (Class A)(b)	2,500,000	5,525,000

Chemicals (7.8%)
Sensient Technologies Corp.	900,000	21,150,000
American Vanguard Corp.(b)	1,425,000	18,382,500
Olin Corp.	400,000	5,708,000
Spartech Corp.	585,544	1,440,438

		46,680,938
Commercial Banks (3.5%)
Marshall & Ilsley Corp.	3,200,000	18,016,000
IBERIABANK Corp.	50,000	2,297,000
Old National Bancorp	86,400	965,088

		21,278,088
Construction & Engineering (1.6%)
KBR, Inc.	700,000	9,667,000

Containers & Packaging (1.6%)
Packaging Corp. of America	750,000	9,765,000

Diversified Financial Services (1.1%)
Asset Acceptance Capital Corp.(a)	1,250,000	6,637,500

Electronic Equipment & Instruments (3.8%)
Park Electrochemical Corp.	700,000	12,096,000
AVX Corp.	1,000,000	9,080,000
CTS Corp.	500,000	1,805,000

		22,981,000
Energy Equipment & Services (1.7%)
Unit Corp.(a)	500,000	10,460,000

Food & Staples Retailing (1.6%)
Weis Markets, Inc.	300,000	9,312,000

Health Care Equipment & Supplies (16.4%)
Teleflex, Inc.	400,000	15,636,000
STERIS Corp.	650,000	15,132,000
Invacare Corp.	900,000	14,427,000
CONMED Corp.(a)	1,000,000	14,410,000
Analogic Corp.	425,000	13,608,500
The Cooper Companies, Inc.	500,000	13,220,000
Hill-Rom Holdings, Inc.	1,250,000	12,362,500

		98,796,000
Health Care Providers & Services (5.5%)
Chemed Corp.	550,000	21,395,000
Universal Health Services, Inc. (Class B)	300,000	11,502,000

		32,897,000
Health Care Technology (4.0%)
IMS Health, Inc.	975,000	12,158,250
Omnicell, Inc.(a)	1,500,000	11,730,000

		23,888,250
Insurance (5.4%)
Brown & Brown, Inc.	1,000,000	18,910,000
Arthur J. Gallagher & Co.	800,000	13,600,000

		32,510,000
IT Services (4.3%)
MAXIMUS, Inc.	650,000	25,909,000

Machinery (7.7%)
Pall Corp.	750,000	15,322,500
FreightCar America, Inc.(b)	750,000	13,147,500
Briggs & Stratton Corp.	700,000	11,550,000
Federal Signal Corp.	1,250,000	6,587,500

		46,607,500
Metals & Mining (1.3%)
Kaiser Aluminum Corp.	350,000	8,092,000

Multiline Retail (1.5%)
Fred’s, Inc. (Class A)(c)	800,000	9,024,000

Oil, Gas & Consumable Fuels (8.2%)
Frontier Oil Corp.	1,200,000	15,348,000
Cimarex Energy Co.	700,000	12,866,000
St. Mary Land & Exploration Co.	950,000	12,568,500
Plains Exploration & Production Co.(a)	500,000	8,615,000

		49,397,500
Professional Services (3.9%)
Navigant Consulting, Inc.(a)	1,450,000	18,951,500
CDI Corp.	446,600	4,340,952

		23,292,452
Road & Rail (2.0%)
Werner Enterprises, Inc.	800,000	12,096,000

Semiconductors (3.9%)
Micrel, Inc.	2,000,000	14,080,000
Actel Corp.(a)	475,000	4,807,000
Cohu, Inc.(c)	600,000	4,320,000

		23,207,000
Thrifts & Mortgage Finance (1.4%)
First Niagara Financial Group, Inc.	750,000	8,175,000

TOTAL COMMON STOCKS (Cost $777,009,506)		$560,630,728

SHORT-TERM INVESTMENTS (6.6%)	INTEREST RATE	PAR AMOUNT	VALUE

Time Deposits (0.0%)
Brown Brothers Harriman(d)	0.070%	$266,813	$266,813

U.S. Treasury Bills (6.6%)
U.S. Treasury Bills, Discount Notes, 5/15/09	0.041% -0.163%	39,500,000	39,492,890

TOTAL SHORT-TERM INVESTMENTS (Cost $39,761,028)			39,759,703

TOTAL INVESTMENTS - (99.8%) (Cost $816,770,534)			600,390,431
Other assets and liabilities, net - (0.2%)			1,165,092

NET ASSETS - (100.0%)			$601,555,523

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.
(c)	All or a portion of the Security is pledged as collateral on written options. See Note 2(g) in Notes to Quarterly Schedule of Investments
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2009.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

HEARTLAND VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

COMMON STOCKS (98.9%)	SHARES	VALUE
Aerospace & Defense (1.6%)
Spirit AeroSystems Holdings, Inc.(a)	800,000	$7,976,000
Herley Industries, Inc.(a)(f)	332,719	3,979,319

		11,955,319
Airlines (1.7%)
Copa Holdings S.A. (Class A)(f)	400,000	11,468,000
AirTran Holdings, Inc.(a)	300,000	1,365,000

		12,833,000
Auto Components (0.4%)
Tongxin International, Ltd.(a)(b)(d)	1,064,000	2,010,960
Hy-Drive Technologies, Ltd. (CAD)(a)(b)(c)(d)	5,000,000	872,462
Wonder Auto Technology, Inc.(a)	161,238	577,232

		3,460,654
Biotechnology (1.1%)
Sangamo Biosciences, Inc.(a)	1,541,716	6,521,459
China-Biotics, Inc.(a)(d)	200,000	1,700,000
Isolagen, Inc.(a)	1,648,913	280,315

		8,501,774
Building Products (2.3%)
Ameron International Corp.(f)	300,000	15,798,000
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	1,802,293
Patrick Industries, Inc.(a)(d)	275,376	134,934

		17,735,227
Capital Markets (0.8%)
Cowen Group, Inc.(a)	623,697	3,037,404
BGC Partners, Inc. (Class A)	750,000	1,657,500
FirstCity Financial Corp.(a)(b)(d)	621,400	1,149,590

		5,844,494
Chemicals (1.4%)
American Vanguard Corp.	500,000	6,450,000
Omnova Solutions, Inc.(a)(b)	2,500,000	4,350,000
Chemtura Corp.	7,000,000	332,500

		11,132,500
Commercial Banks (1.2%)
StellarOne Corp.	174,760	2,081,392
Eastern Virginia Bankshares, Inc.(d)	182,000	1,526,980
Marshall & Ilsley Corp.	250,000	1,407,500
Hawthorn Bancshares, Inc.(d)	116,240	1,272,828
Tamalpais Bancorp(b)	200,000	1,100,000
Southern Community Financial Corp.	300,000	1,068,000
Pacific Premier Bancorp, Inc.(a)	233,267	1,003,048

		9,459,748
Commercial Services & Supplies (2.4%)
Intersections, Inc.(a)(b)	1,500,000	7,995,000
Perma-Fix Environmental Services, Inc.(a)(b)	3,200,000	6,240,000
TRC Cos., Inc.(a)(b)(d)	1,750,000	4,200,000

		18,435,000
Communications Equipment (7.3%)
InterDigital, Inc.(a)	1,250,000	32,275,000
Cogo Group, Inc.(a)(f)	1,250,000	8,350,000
Extreme Networks, Inc.(a)	3,500,000	5,320,000
Lantronix, Inc.(a)(b)(d)	5,740,000	2,640,974
Digi International, Inc.(a)	250,000	1,917,500
EF Johnson Technologies, Inc.(a)(b)	2,314,675	1,736,006
Globecomm Systems, Inc.(a)	250,000	1,447,500
Hemisphere GPS, Inc. (CAD)(a)(c)	1,500,000	1,415,768
Westell Technologies, Inc.(a)(b)	3,000,000	840,000

		55,942,748
Construction & Engineering (1.4%)
KBR, Inc.	500,000	6,905,000
URS Corp.(a)(f)	100,000	4,041,000

		10,946,000
Diversified Financial Services (1.5%)
Encore Capital Group, Inc.(a)(b)	1,500,000	6,795,000
Asset Acceptance Capital Corp.(a)	622,500	3,305,475
Collection House, Ltd. (AUD)(c)(d)	4,620,000	1,381,387

		11,481,862
Electrical Equipment (3.8%)
HLS Systems International, Ltd.(a)(b)	3,575,300	11,619,725
FuelCell Energy, Inc.(a)	3,000,000	7,200,000
Magnetek, Inc.(a)(b)	2,900,000	5,220,000
UQM Technologies, Inc.(a)(b)(d)	2,555,000	4,190,200
C&D Technologies, Inc.(a)	500,000	925,000
China Ritar Power Corp.(a)	200,000	330,000

		29,484,925

Electronic Equipment & Instruments (1.5%)
Richardson Electronics, Ltd.(b)	1,400,000	4,732,000
Wireless Ronin Technologies, Inc.(a)(b)	1,380,000	2,760,000
O.I. Corp.(b)	245,900	1,996,708
MOCON, Inc.(d)	200,000	1,716,000
Napco Security Technologies, Inc.(a)	580,905	604,141

		11,808,849
Energy Equipment & Services (3.5%)
Newpark Resources, Inc.(a)(b)	5,000,000	12,650,000
Unit Corp.(a)	500,000	10,460,000
China Natural Gas, Inc.(a)(b)(d)	1,500,000	3,975,000

		27,085,000
Food Products (3.4%)
Riken Vitamin Co., Ltd. (JPY)(c)(d)	343,600	8,504,521
Origin Agritech, Ltd.(a)(b)	2,000,000	5,460,000
Hanover Foods Corp. (Class A)(d)(e)	49,250	3,807,025
Agria Corp. (ADR)(a)(b)	3,246,606	3,668,665
The Inventure Group, Inc.(a)(b)	1,900,622	2,603,852
Monterey Gourmet Foods, Inc.(a)(b)	1,590,000	1,987,500

		26,031,563
Health Care Equipment & Supplies (12.2%)
Analogic Corp.(b)	950,000	30,419,000
Accuray, Inc.(a)(b)	3,651,529	18,367,191
STERIS Corp.	550,000	12,804,000
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	6,936,566
Fukuda Denshi Co., Ltd. (JPY)(c)(d)	300,000	5,803,910
Osteotech, Inc.(a)(b)	1,449,157	5,057,558
CONMED Corp.(a)	250,000	3,602,500
National Dentex Corp.(a)(b)	524,682	2,041,013
STARR Surgical Co.(a)(b)	2,000,000	2,000,000
Digirad Corp.(a)(b)	1,800,000	1,926,000
Home Diagnostics, Inc.(a)	300,000	1,701,000
Trinity Biotech Plc, (ADR)(a)	923,000	1,606,020
Palomar Medical Technologies, Inc.(a)	100,000	726,000
Natus Medical, Inc.(a)	50,000	425,500

		93,416,258
Health Care Providers & Services (6.2%)
America Service Group, Inc.(a)(b)	850,000	11,050,000
Ensign Group, Inc.	700,000	10,822,000
BioScrip, Inc.(a)(b)	3,830,000	8,962,200
Virtual Radiologic Corp.(a)	750,100	5,243,199
PDI, Inc.(a)(b)	1,096,323	3,332,822
Hooper Holmes, Inc.(a)(b)	6,500,000	2,925,000
Animal Health International, Inc.(a)(b)	2,300,000	2,875,000
Health Grades, Inc.(a)	1,000,000	2,040,000
SRI/Surgical Express, Inc.(a)(b)(d)	500,000	500,000
Medical Staffing Network Holdings, Inc.(a)	1,239,500	185,925

		47,936,146
Household Durables (0.1%)
Flexsteel Industries, Inc.	100,000	516,000

Household Products (1.1%)
Oil-Dri Corp. of America(b)(d)	562,500	8,296,875

Insurance (1.9%)
Presidential Life Corp.	1,000,000	7,790,000
Specialty Underwriters Alliance, Inc.(a)(b)	1,370,000	4,973,100
Meadowbrook Insurance Group, Inc.	350,000	2,135,000

		14,898,100
Internet & Catalog Retail (0.9%)
Expedia, Inc.(a)	800,000	7,264,000

IT Services (2.3%)
Computer Task Group, Inc.(a)(b)	1,500,000	5,175,000
TechTeam Global, Inc.(a)(b)	1,042,600	5,087,888
Tier Technologies, Inc., (Class B)(a)	950,000	4,398,500
StarTek, Inc.(a)(b)	750,000	2,325,000
Analysts International Corp.(a)(b)(d)	2,365,000	1,064,250

		18,050,638
Life Sciences Tools & Services (0.6%)
Cambrex Corp.(a)	1,250,000	2,850,000
MEDTOX Scientific, Inc.(a)	250,000	1,695,000
CNS Response, Inc.(a)(b)(d)	1,800,000	18,000

		4,563,000
Machinery (8.3%)
Force Protection, Inc.(a)(b)(f)	5,578,595	26,777,256
Federal Signal Corp.	1,869,375	9,851,606
Flanders Corp.(a)(b)	1,501,663	6,066,719
Pall Corp.	250,000	5,107,500
Portec Rail Products, Inc.(b)(d)	700,000	4,445,000

Mueller Water Products, Inc. (Class A)	1,250,000	4,125,000
Met-Pro Corp.	366,781	2,989,265
MFRI, Inc.(a)(b)	400,000	2,540,000
Basin Water, Inc.(a)(b)	1,280,300	1,126,664
Supreme Industries, Inc. (Class A)	553,831	498,448

		63,527,458
Media (0.9%)
Horipro, Inc. (JPY)(c)(d)	700,000	6,329,242
SPAR Group, Inc.(a)(b)	1,228,000	577,160
Saga Communications, Inc.(a)	100,000	376,000

		7,282,402
Metals & Mining (4.0%)
IAMGOLD Corp. (CAD)(c)(f)	2,000,000	17,258,883
First Majestic Silver Corp. (CAD)(a)(c)	2,000,000	3,299,492
PolyMet Mining Corp. (CAD)(a)(c)	3,500,000	2,664,975
Horsehead Holding Corp.(a)	400,000	2,200,000
U.S. Silver Corp. (CAD)(a)(b)(c)	15,000,000	1,487,151
Midway Gold Corp. (CAD)(a)(c)	3,000,000	1,332,487
North American Tungsten Corp. (CAD)(a) (c)	5,050,700	781,160
Amerigo Resources, Ltd. (CAD)(c)	3,308,000	760,882
Baffinland Iron Mines Corp. (CAD)(a)(c)	2,000,000	666,244

		30,451,274
Multiline Retail (1.9%)
Fred’s, Inc. (Class A)(f)	1,000,000	11,280,000
Duckwall-ALCO Stores, Inc.(a)(b)(d)	380,400	3,419,796

		14,699,796
Oil, Gas & Consumable Fuels (6.4%)
Comstock Resources, Inc.(a)	400,000	11,920,000
Clayton Williams Energy, Inc.(a)	380,209	11,117,311
Rosetta Resources, Inc.(a)	2,000,000	9,900,000
Swift Energy Co.(a)	1,000,000	7,300,000
Sherritt International Corp. (CAD)(c)	3,000,000	7,019,353
TXCO Resources, Inc.(a)(b)	2,500,000	1,030,000
Fairborne Energy, Ltd. (CAD)(a)(c)	400,000	954,949

		49,241,613
Pharmaceuticals (4.3%)
Discovery Laboratories, Inc.(a)(b)	7,185,000	8,765,700
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	455,300	5,823,204
ASKA Pharmaceutical Co., Ltd. (JPY)(c)	500,000	4,298,631
Cangene Corp. (CAD)(a)(c)	1,000,000	4,005,393
Questcor Pharmaceuticals, Inc.(a)	500,000	2,460,000
Noven Pharmaceuticals, Inc.(a)	250,000	2,370,000
Caraco Pharmaceutical Laboratories, Ltd.(a)	600,000	2,112,000
Obagi Medical Products, Inc.(a)	350,000	1,883,000
Matrixx Initiatives, Inc.(a)	66,163	1,085,073

		32,803,001
Professional Services (2.9%)
Navigant Consulting, Inc.(a)	750,000	9,802,500
LECG Corp.(a)(b)	2,400,000	6,096,000
Barrett Business Services, Inc.	484,400	4,659,928
Hudson Highland Group, Inc.(a)	1,000,000	1,110,000
RCM Technologies, Inc.(a)(b)(d)	1,000,000	1,030,000

		22,698,428
Road & Rail (0.7%)
Marten Transport, Ltd.(a)(f)	300,000	5,604,000

Semiconductors (3.1%)
Micrel, Inc.	1,250,000	8,800,000
TriQuint Semiconductor, Inc.(a)	3,000,000	7,410,000
Actel Corp.(a)	600,000	6,072,000
Kopin Corp.(a)	555,411	1,288,554

		23,570,554
Software (1.8%)
Dynamics Research Corp.(a)(b)	784,516	5,679,895
ePlus, Inc.(a)	327,882	3,832,941
Catapult Communications Corp.(a)	400,000	2,788,000
CallWave, Inc.(a)(b)(d)	2,000,000	1,740,000

		14,040,836
Specialty Retail (0.8%)
Shoe Carnival, Inc.(a)	300,000	3,105,000
Brown Shoe Co., Inc.	800,000	3,000,000

		6,105,000
Textiles, Apparel & Luxury Goods (0.8%)
Lakeland Industries, Inc.(a)(b)	500,000	2,705,000
Hampshire Group, Ltd.(a)(b)(e)	365,291	1,917,778
LaCrosse Footwear, Inc.	137,590	1,110,351
Phoenix Footwear Group, Inc.(a)(b)(d)	796,000	127,360

		5,860,489

Thrifts & Mortgage Finance (0.5%)
B of I Holding, Inc.(a)(d)	400,000	2,120,000
HF Financial Corp.	144,057	1,836,727

		3,956,727
Trading Companies & Distributors (0.2%)
Titan Machinery, Inc.(a)	100,000	899,000
Aceto Corp.	101,900	607,324

		1,506,324
Transportation Infrastructure (0.2%)
Quixote Corp.(b)	550,000	1,908,500

Water Utilities (1.5%)
Companhia de Saneamento Básico do Estado de São Paulo (ADR)	550,000	11,742,500

TOTAL COMMON STOCKS (Cost $1,222,787,796)		$762,078,582

WARRANTS (0.0%)	SHARES	VALUE
Energy Equipment & Services (0.0%)
China Natural Gas, Inc.(b)(e)	225,000	$—
Life Sciences Tools & Services (0.0%)
CNS Response, Inc.(b)(e)	540,000	—
Metals & Mining (0.0%)
Polymet Mining Corp – A Warrants (CAD)(c)(e)	500,000	—
Polymet Mining Corp - B Warrants (CAD)(c)(e)	500,000	—

TOTAL WARRANTS (Cost $–)		$—

SHORT-TERM INVESTMENTS (0.7%)	INTEREST RATE	PAR AMOUNT	VALUE

Time Deposits (0.3%)
Brown Brothers Harriman(g)	0.070%	$2,203,051	$2,203,051

U.S. Treasury Bills (0.4%)
U.S. Treasury Bills, Discount Notes, 5/15/09	0.080%	3,000,000	2,999,460

TOTAL SHORT-TERM INVESTMENTS (Cost $5,202,757)			5,202,511

TOTAL INVESTMENTS - (99.6%) (Cost $1,227,990,553)			767,281,093
Other assets and liabilities, net - (0.4%)			2,867,962

NET ASSETS - (100.0%)			$770,149,055

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.
(c)	Foreign-denominated security.
(d)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2(h) in Notes to the Quarterly Schedule of Investments.
(e)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to the Quarterly Schedule of Investments.
(f)	All or a portion of the Security is pledged as collateral on written options. See Note 2(g) in Notes to the Quarterly Schedule of Investments.
(g)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2009.

Common Abbreviations:

(ADR) American Depositary Receipt.

(AUD) Australian issuer.

(CAD) Canadian issuer.

(JPY) Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

March 31, 2009 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2009, 0.7% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds disclose the classification of their fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.) Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

	LEVEL 1		LEVEL 2		LEVEL 3		TOTAL
	Quoted Prices		Other Significant Observable Inputs		Significant Unobservable Inputs
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund	$245,479,090	$(1,039,500)	$9,770,804	$—	$—	$—	$255,249,894	$(1,039,500)
Value Plus Fund	560,630,728	(350,000)	39,759,703	—	—	—	600,390,431	(350,000)
Value Fund	762,078,582	(4,153,174)	5,202,511	—	—	—	767,281,093	(4,153,174)

*	Other financial investments include instruments such as covered calls, covered puts and futures which are valued at unrealized appreciation/(depreciation).

(c)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(d)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(e)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. The Value Fund held the following futures position at March 31, 2009:

TYPE POSITIONS	NUMBER OF CONTRACTS	EXPIRATION DATE	UNREALIZED APPRECIATION	NOTIONAL VALUE
S&P 500 Futures SHORT	80	June 2009	$203,603	$(15,896,000)

(f)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. The Funds did not hold any short positions during the three-month period ended or at March 31, 2009.

(g)	The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Funds had the following transactions in written covered call/put options during the three-month period ended March 31, 2009:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	11,500	$749,061
Options written	132,655	7,650,605
Options expired	(48,155)	(3,167,122)
Options closed	(21,000)	(1,196,275)
Options exercised	(8,500)	(600,197)

Balance at March 31, 2009	66,500	$3,436,072

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Ameron International Corp., $50.00, 04/18/09 (covered call)	3,000	$1,200,000
Cogo Group, Inc., $7.50, 04/18/09 (covered call)	12,500	125,000
Copa Holdings S.A., $30.00, 04/18/09 (covered call)	4,000	340,000
Force Protection, Inc., $7.50, 09/19/09 (covered call)	10,000	500,000
Fred’s, Inc., $15.00, 08/22/09 (covered call)	10,000	700,000
Herley Industries, Inc., $15.00, 04/18/09 (covered call)	3,000	75,000
Marten Transport, Ltd., $22.50, 06/20/09 (covered call)	3,000	225,000
URS Corp., $40.00, 04/18/09 (covered call)	1,000	240,000
IAMGOLD Corp.(CAD), $12.00, 05/15/09 (covered call)	20,000	951,777

	66,500	$4,356,777

	VALUE PLUS FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	2,000	$223,999
Options written	25,000	2,126,647
Options expired	(13,000)	(917,515)
Options closed	(5,000)	(101,999)
Options exercised	(1,000)	(830,815)

Balance at March 31, 2009	8,000	$500,317

VALUE PLUS FUND	NUMBER OF CONTRACTS	VALUE
Cohu, Inc., $7.50, 04/18/09 (covered call)	6,000	$210,000
Fred's, Inc., $15.00, 08/22/09 (covered call)	2,000	140,000

	8,000	$350,000

	SELECT VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2008	—	$—
Options written	2,450	501,147
Options expired	—	—
Options closed	—	—
Options exercised	—	—

Balance at March 31, 2009	2,450	$501,147

SELECT VALUE FUND	NUMBER OF CONTRACTS	VALUE
Franklin Resources, Inc., $50.00, 04/18/09 (covered call)	750	$427,500
Kohl's Corp., $50.00, 10/17/09 (covered call)	1,700	612,000

	2,450	$1,039,500

(h)	At March 31, 2009, 10.5% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(i)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. The Funds held restricted securities at March 31, 2009.

(j)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the three-month period ended or at March 31, 2009.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Statement of Investments is in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

(m)	In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods (for which a statement of financial position is presented), beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

(3)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2009, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$37,858,233	$36,444,142
Value Plus Fund	129,065,349	144,353,443
Value Fund	82,334,286	90,478,545

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION ON INVESTMENTS
Select Value Fund	$326,621,868	$8,146,209	$(81,290,427)	$(73,144,218)
Value Plus Fund	820,289,383	13,192,968	(233,091,920)	(219,898,952)
Value Fund	1,230,979,003	99,640,074	(563,337,984)	(463,697,910)

(4)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value and Value Plus Funds; that is, the Funds held 5% or more of the companies’ outstanding voting securities at anytime during the three-month period ended March 31, 2009:

Heartland Value Fund

As of March 31, 2009

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2009	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2009	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	2,692,220	959,309	—	3,651,529	$—	$—
Agria Corp.	2,000,000	1,246,606	—	3,246,606	—	—
America Service Group, Inc.	885,000	—	35,000	850,000	—	(112,119)
Analogic Corp.	700,000	250,000	—	950,000	95,000	—
Analysts International Corp.	2,365,000	—	—	2,365,000	—	—
Animal Health International, Inc.	1,892,525	407,475	—	2,300,000	—	—
Basin Water, Inc.	1,280,300	—	—	1,280,300	—	—
BioScrip, Inc.	3,640,000	190,000	—	3,830,000	—	—
CallWave, Inc.	1,000,000	1,000,000	—	2,000,000	—	—
China Natural Gas, Inc.	1,500,000	—	—	1,500,000	—	—
China Natural Gas, Inc. (Warrants)	225,000	—	—	225,000	—	—
CNS Response, Inc.	1,800,000	—	—	1,800,000	—	—
CNS Response, Inc. (Warrants)	540,000	—	—	540,000	—	—
Computer Task Group, Inc.	1,340,806	159,194	—	1,500,000	—	—
Digirad Corp.	1,800,000	—	—	1,800,000	—	—
Discovery Laboratories, Inc.	7,185,000	—	—	7,185,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	784,516	—	—	784,516	—	—
EF Johnson Technologies, Inc.(a)	2,314,675	—	—	2,314,675	—	—
Encore Capital Group, Inc.	1,500,000	—	—	1,500,000	—	—
FirstCity Financial Corp.	621,400	—	—	621,400	—	—
Flanders Corp.	1,501,663	—	—	1,501,663	—	—
Force Protection, Inc.	6,000,000	—	421,405	5,578,595	—	132,287
Hampshire Group, Ltd.	450,920	—	85,629	365,291	—	(161,547)
hi/fn, Inc.	1,342,526	—	1,342,526	—	—	(2,559,458)
HLS Systems International, Ltd.	3,149,000	426,300	—	3,575,300	—	—
Hooper Holmes, Inc.	6,500,000	—	—	6,500,000	—	—
Hy-Drive Technologies, Ltd. (CAD)	5,000,000	—	—	5,000,000	—	—
Intersections, Inc.	1,500,000	—	—	1,500,000	—	—
Lakeland Industries, Inc.	500,000	—	—	500,000	—	—
Lantronix, Inc.	5,740,000	—	—	5,740,000	—	—
LECG Corp.	2,400,000	—	—	2,400,000	—	—
Magnetek, Inc.	2,850,000	50,000	—	2,900,000	—	—
MFRI, Inc.	300,000	100,000	—	400,000	—	—
Monterey Gourmet Foods, Inc.	1,000,000	590,000	—	1,590,000	—	—
National Dentex Corp.	524,682	—	—	524,682	—	—
Newpark Resources, Inc.	5,000,000	—	—	5,000,000	—	—
O.I. Corp.	245,900	—	—	245,900	12,295	—
Oil-Dri Corp. of America	562,500	—	—	562,500	78,750	—
Omnova Solutions, Inc.	1,956,793	543,207	—	2,500,000	—	—
Origin Agritech, Ltd.	2,000,000	—	—	2,000,000	—	—
Osteotech, Inc.	1,449,157	—	—	1,449,157	—	—
PDI, Inc.	1,045,421	50,902	—	1,096,323	—	—
Perma-Fix Environmental Services, Inc.	2,500,000	700,000	—	3,200,000	—	—
Phoenix Footwear Group, Inc.	796,000	—	—	796,000	—	—
Portec Rail Products, Inc.	700,000	—	—	700,000	42,000	—
Quixote Corp.	550,000	—	—	550,000	—	—
RCM Technologies, Inc.	1,000,000	—	—	1,000,000	—	—
Richardson Electronics, Ltd.	1,400,000	—	—	1,400,000	28,000	—
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
Specialty Underwriters Alliance, Inc.	1,370,000	—	—	1,370,000	—	—
SRI/Surgical Express, Inc.	500,000	—	—	500,000	—	—
STARR Surgical Co.	2,000,000	—	—	2,000,000	—	—
StarTek, Inc.	750,000	—	—	750,000	—	—
Tamalpais Bancorp(b)	200,000	—	—	200,000	12,000	—
TechTeam Global, Inc.	1,042,600	—	—	1,042,600	—	—
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
Tongxin International, Ltd.(c)	1,064,000	—	—	1,064,000	—	—
TRC Cos., Inc.	1,750,000	—	—	1,750,000	—	—
TXCO Resources, Inc.	2,500,000	—	—	2,500,000	—	—
U.S. Silver Corp. (CAD)	10,189,000	4,811,000	—	15,000,000	—	—
UQM Technologies, Inc.	2,555,000	—	—	2,555,000	—	—
Westell Technologies, Inc.	1,401,000	1,599,000	—	3,000,000	—	—
Wireless Ronin Technologies, Inc.	1,380,000	—	—	1,380,000	—	—

					$268,045	$(2,700,837)

(a)	Formerly EFJ, Inc.
(b)	Formerly EPIC Bancorp
(c)	Formerly Asia Automotive Acquisition Co.

Heartland Value Plus Fund

As of March 31, 2009

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2009	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2009	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	1,425,000	—	—	1,425,000	$71,250	$—
BGC Partners, Inc.	2,500,000	—	—	2,500,000	100,000	—
FreightCar America, Inc.	750,000	—	—	750,000	45,000	—
Quixote Corp.	525,000		525,000	—	—	(6,129,102)

					$216,250	$(6,129,102)

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 21, 2009

By (Signature and Title)	/s/ Christine A. Johnson
Christine A. Johnson, Treasurer and Principal Accounting Officer

Date May 21, 2009